ADVANCED SERIES TRUST

AST Franklin Templeton Founding Funds Allocation Portfolio

Supplement dated July 25, 2013 to the Summary Prospectus dated April 29, 2013, and the Prospectus and Statement of Additional Information, each dated April 29, 2013, as amended June 28, 2013

Effective immediately, Matthew Nagle no longer serves as portfolio manager to AST Franklin Templeton Founding Funds Allocation Portfolio. To reflect this change, all references to Mr. Nagle are hereby deleted from the Summary Prospectus, Prospectus and Statement of Additional Information.

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